Income taxes - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Effective tax rate	(0.30%)	(10.70%)